AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 96.0%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	696,717	$7,810,194
(cost $6,875,464)

Short-Term Investment — 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $36,381)	36,381	36,381

TOTAL INVESTMENTS—96.5% (cost $6,911,845)(wa)		7,846,575

Other assets in excess of liabilities(z) — 3.5%		288,669

Net Assets — 100.0%		$8,135,244

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	10 Year U.S. Treasury Notes	Jun. 2026	$2,998,266	$(56,218)
54	10 Year U.S. Ultra Treasury Notes	Jun. 2026	6,129,844	(135,331)
				(191,549)
Short Positions:
10	2 Year U.S. Treasury Notes	Jun. 2026	2,074,453	14,527
36	5 Year U.S. Treasury Notes	Jun. 2026	3,894,469	57,505
9	20 Year U.S. Treasury Bonds	Jun. 2026	1,024,875	28,324
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	582,813	18,157
				118,513
				$(73,036)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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